UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

Value Line Asset Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/17 is included with this Form.

Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (68.2%)

CONSUMER DISCRETIONARY (5.6%)

	APPAREL (0.6%)
32,000	NIKE, Inc. Class B	$1,888,000

	DISTRIBUTION & WHOLESALE (0.8%)
34,000	LKQ Corp. *	1,120,300
12,500	Pool Corp.	1,469,625
		2,589,925

	RETAIL (4.2%)
4,000	AutoZone, Inc. *	2,281,840
39,000	Dollar Tree, Inc. *	2,726,880
9,700	Domino's Pizza, Inc.	2,051,841
12,800	O'Reilly Automotive, Inc. *	2,799,872
44,000	TJX Companies, Inc. (The)	3,175,480
		13,035,913
		17,513,838

CONSUMER STAPLES (6.7%)

	AGRICULTURE (0.7%)
35,000	Reynolds American, Inc.	2,276,400

	BEVERAGES (0.8%)
22,000	PepsiCo, Inc.	2,540,780

	FOOD (2.2%)
5,000	General Mills, Inc.	277,000
67,000	Hormel Foods Corp. (1)	2,285,370
22,000	Ingredion, Inc.	2,622,620
5,700	J&J Snack Foods Corp.	752,799
10,000	McCormick & Co., Inc.	975,100
		6,912,889

	HOUSEHOLD PRODUCTS (1.2%)
73,600	Church & Dwight Co., Inc.	3,818,368

	RETAIL (1.8%)
21,400	Casey's General Stores, Inc. (1)	2,292,154
21,000	Costco Wholesale Corp.	3,358,530
		5,650,684
		21,199,121

FINANCIALS (6.0%)

	BANKS (0.5%)
10,100	Signature Bank *	1,449,653

	DIVERSIFIED FINANCIAL SERVICES (0.2%)
12,000	Intercontinental Exchange, Inc.	791,040

	INSURANCE (5.3%)
3,700	Alleghany Corp. *	2,200,760
29,800	Arch Capital Group, Ltd. *	2,780,042
25,800	Chubb, Ltd.	3,750,804
2,100	Enstar Group Ltd. *	417,165
26,100	RenaissanceRe Holdings, Ltd.	3,629,205
19,800	RLI Corp.	1,081,476

Shares		Value
23,900	Torchmark Corp.	$1,828,350
20,000	Validus Holdings, Ltd.	1,039,400
		16,727,202
		18,967,895
HEALTHCARE (12.3%)

	BIOTECHNOLOGY (1.2%)
11,000	Alexion Pharmaceuticals, Inc. *	1,338,370
14,400	Illumina, Inc. *	2,498,688
		3,837,058

	ELECTRONICS (1.9%)
10,400	Mettler-Toledo International, Inc. *	6,120,816

	HEALTHCARE PRODUCTS (8.5%)
16,000	Becton Dickinson & Co.	3,121,760
15,300	C.R. Bard, Inc.	4,836,483
36,400	Danaher Corp.	3,071,796
17,800	DENTSPLY SIRONA, Inc.	1,154,152
19,500	Henry Schein, Inc. *	3,568,890
42,000	IDEXX Laboratories, Inc. *	6,779,640
3,700	Teleflex, Inc.	768,712
19,300	Thermo Fisher Scientific, Inc.	3,367,271
		26,668,704

	PHARMACEUTICALS (0.3%)
22,000	Novo Nordisk A/S ADR	943,580

	SOFTWARE (0.4%)
19,200	Cerner Corp. *	1,276,224
		38,846,382

INDUSTRIALS (20.6%)

	AEROSPACE & DEFENSE (5.0%)
14,000	General Dynamics Corp.	2,773,400
17,858	HEICO Corp.	1,282,919
16,000	Northrop Grumman Corp.	4,107,360
33,000	Teledyne Technologies, Inc. *	4,212,450
13,000	TransDigm Group, Inc.	3,495,310
		15,871,439

	COMMERCIAL SERVICES (2.5%)
17,000	Healthcare Services Group, Inc.	796,110
50,503	IHS Markit, Ltd. *	2,224,152
115,500	Rollins, Inc.	4,702,005
		7,722,267

	ELECTRICAL EQUIPMENT (1.3%)
5,000	Acuity Brands, Inc.	1,016,400
53,075	AMETEK, Inc.	3,214,753
		4,231,153

	ENVIRONMENTAL CONTROL (3.0%)
25,700	Republic Services, Inc.	1,637,861
26,200	Stericycle, Inc. *	1,999,584
92,625	Waste Connections, Inc.	5,966,902
		9,604,347

1

June 30, 2017

Shares		Value
	HAND & MACHINE TOOLS (1.3%)
10,200	Lincoln Electric Holdings, Inc.	$939,318
19,100	Snap-on, Inc.	3,017,800
		3,957,118

	HOUSEWARES (2.0%)
88,600	Toro Co. (The)	6,139,094

	MACHINERY - DIVERSIFIED (2.2%)
8,600	IDEX Corp.	971,886
18,100	Middleby Corp. (The) *	2,199,331
16,900	Roper Technologies, Inc.	3,912,857
		7,084,074

	MISCELLANEOUS MANUFACTURER (0.8%)
26,900	Carlisle Companies, Inc.	2,566,260

	TRANSPORTATION (2.5%)
51,800	Canadian National Railway Co.	4,198,390
3,000	J.B. Hunt Transport Services, Inc.	274,140
31,200	Union Pacific Corp.	3,397,992
		7,870,522
		65,046,274

INFORMATION TECHNOLOGY (12.9%)

	COMMERCIAL SERVICES (0.3%)
10,000	Automatic Data Processing, Inc.	1,024,600

	COMPUTERS (1.1%)
28,400	Accenture PLC Class A	3,512,512

	DIVERSIFIED FINANCIAL SERVICES (1.4%)
36,000	MasterCard, Inc. Class A	4,372,200

	ELECTRONICS (1.5%)
62,200	Amphenol Corp. Class A	4,591,604

	SOFTWARE (8.6%)
32,500	ANSYS, Inc. *	3,954,600
2,000	Autodesk, Inc. *	201,640
36,600	Fiserv, Inc. *	4,477,644
15,400	Intuit, Inc.	2,045,274
36,800	Jack Henry & Associates, Inc.	3,822,416
69,600	Open Text Corp. (1)	2,195,184
38,000	Salesforce.com, Inc. *	3,290,800
19,600	Tyler Technologies, Inc. *	3,443,132
17,400	Ultimate Software Group, Inc. (The) (1)*	3,655,044
		27,085,734
		40,586,650

MATERIALS (3.8%)

	CHEMICALS (0.3%)
16,000	FMC Corp.	1,168,800

	COMMERCIAL SERVICES (1.1%)
26,000	Ecolab, Inc.	3,451,500

	MISCELLANEOUS MANUFACTURER (0.9%)
31,800	AptarGroup, Inc.	2,762,148

Shares		Value
	PACKAGING & CONTAINERS (1.5%)
88,400	Ball Corp.	$3,731,364
8,300	Packaging Corp. of America	924,537
		4,655,901
		12,038,349

REAL ESTATE (0.3%)

	REITS (0.3%)
7,400	American Tower Corp. REIT	979,168

TOTAL COMMON STOCKS
(Cost $135,414,901) (68.2%)		215,177,677

Principal
Amount		Value
ASSET-BACKED SECURITIES (1.0%)
$90,000	Ally Master Owner Trust, Series 2015-2, Class A2, 1.83%, 1/15/21	90,015
150,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	150,212
150,000	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.56%, 11/16/20	149,866
100,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/20 (2)	100,110
300,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	300,641
400,000	Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	400,498
108,067	Ford Credit Auto Lease Trust, Series 2015-B, Class A3, 1.38%, 12/15/18	108,064
300,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (2)	301,186
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	202,153
200,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	197,657
250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	252,294
139,000	GM Financial Automobile Leasing Trust, Series 2016-1, Class B, 2.59%, 3/20/20	139,939
250,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	251,505
125,000	Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.68%, 4/15/20 (2)	124,908

2

Schedule of Investments (unaudited) (continued)

Principal
Amount		Value
$150,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	$151,493
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	100,747
100,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	102,191
100,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	100,003

TOTAL ASSET-BACKED SECURITIES
(Cost $3,233,225) (1.0%)		3,223,482

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.7%)
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	102,172
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	158,402
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	250,887
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (3)	155,256
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.62%, 11/25/45 (2)(3)	258,107
53,852	FREMF Mortgage Trust, Series 2013-KF02, Class B, 4.00%, 12/25/45 (2)(3)	54,735
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	255,892
250,000	GNMA, Series 2013-12, Class B, 2.15%, 11/16/52 (3)	237,489
147,285	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	153,131
400,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2, 2.92%, 2/15/47	406,064
254,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	261,649
91,531	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 3.11%, 4/25/45 (3)	91,767
390,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	398,936
223,290	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	231,500
200,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A2, 2.95%, 12/15/47	204,282
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	101,480

Principal
Amount		Value
$300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	$303,846
150,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	149,444
445,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 8/15/50	467,689
293,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class ASB, 3.57%, 9/15/58	307,032
400,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	419,718
300,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	302,460

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $5,359,033) (1.7%)		5,271,938

CORPORATE BONDS & NOTES (11.6%)

	BASIC MATERIALS (0.4%)
250,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	269,290
200,000	Glencore Funding LLC, Guaranteed Notes, 4.13%, 5/30/23 (2)	205,218
175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	185,409
150,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (2)	149,250
200,000	Sherwin-Williams Co. (The), Senior Unsecured Notes, 4.50%, 6/1/47	209,566
175,000	Vale Overseas, Ltd., Guaranteed Notes, 4.38%, 1/11/22	178,115
		1,196,848

	COMMUNICATIONS (1.3%)
150,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24	154,755
250,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	287,800
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	204,521
250,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24 (1)	256,535
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	216,064
150,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	199,588

3

June 30, 2017

Principal Amount		Value
$250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 4.60%, 2/15/21	$266,633
300,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	317,994
150,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24	157,852
250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 3.50%, 3/1/23	251,106
150,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	163,688
100,000	Orange SA, Senior Unsecured Notes, 1.63%, 11/3/19	99,128
200,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20	202,343
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	268,606
200,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (2)	204,597
250,000	Thomson Reuters Corp., Senior Unsecured Notes, 3.35%, 5/15/26	249,598
200,000	Time Warner, Inc., Guaranteed Notes, 3.60%, 7/15/25	199,545
100,000	Time Warner, Inc., Guaranteed Notes, 3.80%, 2/15/27 (1)	100,676
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.45%, 11/1/22	245,054
		4,046,083

	CONSUMER, CYCLICAL (1.3%)
100,000	CalAtlantic Group, Inc., Guaranteed Notes, 6.63%, 5/1/20	110,750
175,000	Choice Hotels International, Inc., Guaranteed Notes, 5.75%, 7/1/22	194,687
250,000	CVS Health Corp., Senior Unsecured Notes, 2.75%, 12/1/22	250,312
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	155,767
150,000	Dollar General Corp., Senior Unsecured Notes, 4.15%, 11/1/25	158,321
125,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17	125,009
250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, 1/16/18	250,788
100,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	101,715
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	203,092
175,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 5.00%, 5/31/26	181,125
250,000	Home Depot, Inc. (The), Senior Unsecured Notes, 2.63%, 6/1/22 (1)	253,779
200,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	212,625
200,000	Magna International, Inc., Senior Unsecured Notes, 4.15%, 10/1/25	212,605
200,000	McDonald's Corp. MTN, Senior Unsecured Notes, 4.45%, 3/1/47	210,378
47,000	Newell Brands, Inc., Senior Unsecured Notes, 2.60%, 3/29/19	47,458

Principal Amount		Value
$150,000	Newell Brands, Inc., Senior Unsecured Notes, 5.50%, 4/1/46	$180,605
150,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (2)	150,810
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	156,375
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22	166,188
150,000	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, 6/1/22	154,313
175,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	181,562
150,000	WW Grainger, Inc., Senior Unsecured Notes, 4.20%, 5/15/47	154,624
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23 (1)	257,723
		4,070,611

	CONSUMER, NON-CYCLICAL (1.8%)
150,000	Abbott Laboratories, Senior Unsecured Notes, 2.00%, 9/15/18	150,293
150,000	AbbVie, Inc., Senior Unsecured Notes, 3.60%, 5/14/25	153,010
100,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	106,264
200,000	Allergan Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	201,214
225,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	227,587
200,000	Amgen, Inc., Senior Unsecured Notes, 4.40%, 5/1/45	205,430
100,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 2.65%, 2/1/21	101,341
200,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, 2/1/46	225,728
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 2.89%, 6/6/22	150,469
100,000	Celgene Corp., Senior Unsecured Notes, 4.00%, 8/15/23	106,059
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	168,122
250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21	260,566
100,000	DaVita, Inc., Guaranteed Notes, 5.75%, 8/15/22	102,750
200,000	Dr. Pepper Snapple Group, Inc., Guaranteed Notes, 3.43%, 6/15/27	201,641
150,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	151,401
200,000	Express Scripts Holding Co., Guaranteed Notes, 3.40%, 3/1/27	193,025
250,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	252,387
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	210,960
225,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	234,485
200,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45	209,049
100,000	Kellogg Co., Senior Unsecured Notes, 3.25%, 4/1/26	99,711

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$100,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	$104,071
100,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	103,500
150,000	NYU Hospitals Center, Secured Notes, 4.78%, 7/1/44	165,050
200,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	203,128
150,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	154,500
100,000	Shire Acquisitions Investments Ireland DAC, Guaranteed Notes, 2.88%, 9/23/23	99,117
200,000	Sysco Corp., Guaranteed Notes, 3.75%, 10/1/25	207,334
200,000	Teva Pharmaceutical Finance Netherlands III B.V., Guaranteed Notes, 2.20%, 7/21/21	196,332
200,000	Tyson Foods, Inc., Senior Unsecured Notes, 3.55%, 6/2/27	202,333
165,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	168,648
50,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	55,081
150,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (2)	150,265
250,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	272,939
		5,793,790

	ENERGY (0.9%)
250,000	Chevron Corp., Senior Unsecured Notes, 2.57%, 5/16/23	250,422
125,000	Concho Resources, Inc., Guaranteed Notes, 5.50%, 4/1/23	128,438
175,000	Devon Energy Corp., Senior Unsecured Notes, 4.75%, 5/15/42	169,668
200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	211,675
150,000	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 2.65%, 2/1/19	151,020
175,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	170,876
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	250,851
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26 (1)	151,356
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.63%, 6/15/45	106,006
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	214,308
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	195,587
175,000	Shell International Finance B.V., Guaranteed Notes, 2.50%, 9/12/26	167,313
200,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	214,891

Principal Amount		Value
$150,000	Tesoro Corp., Guaranteed Notes, 5.13%, 12/15/26 (2)	$163,233
200,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	247,020
150,000	Williams Partners L.P., Senior Unsecured Notes, 3.75%, 6/15/27	148,474
		2,941,138

	FINANCIAL (3.9%)
200,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	202,844
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	215,250
250,000	American Express Co., Senior Unsecured Notes, 1.76%, 5/22/18 (3)	250,972
300,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	329,176
175,000	American Tower Corp., Senior Unsecured Notes, 3.38%, 10/15/26 (1)	171,218
250,000	Ameriprise Financial, Inc., Senior Unsecured Notes, 2.88%, 9/15/26	242,735
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(2)	261,152
250,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25 (1)	254,185
150,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	152,852
175,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21	193,218
200,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	209,574
200,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	206,281
250,000	Bank of New York Mellon Corp. (The) MTN, Senior Unsecured Notes, 2.45%, 11/27/20	252,439
250,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	257,003
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	214,744
200,000	Boston Properties L.P., Senior Unsecured Notes, 2.75%, 10/1/26	188,834
150,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	151,335
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.55%, 6/16/22	249,459
250,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	255,458
125,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	134,688
150,000	Citigroup, Inc., Senior Unsecured Notes, 2.90%, 12/8/21	151,520
155,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	175,395

5

June 30, 2017

Principal Amount		Value
$250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	$259,326
250,000	Cooperatieve Rabobank UA, Guaranteed Notes, 3.95%, 11/9/22	261,103
200,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (1)(2)	200,566
225,000	Crown Castle International Corp., Senior Unsecured Notes, 4.45%, 2/15/26	238,987
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	216,610
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	253,872
150,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	160,344
100,000	EPR Properties, Guaranteed Notes, 4.50%, 4/1/25	101,377
200,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	204,156
200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26 (1)	203,650
175,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	227,157
182,000	HCP, Inc., Senior Unsecured Notes, 3.15%, 8/1/22	183,175
100,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	104,070
250,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	271,868
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	263,675
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	246,245
250,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (2)	264,587
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26 (1)	207,157
250,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.75%, 1/11/27 (1)	250,991
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	542,873
250,000	National Australia Bank, Ltd. GMTN, Senior Unsecured Notes, 2.63%, 7/23/20	253,400
150,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	151,501
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	151,548
150,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	155,503
250,000	ProLogis L.P., Guaranteed Notes, 3.35%, 2/1/21	258,190
200,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	199,489
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	254,520
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	152,115
100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	102,713

Principal Amount		Value
$150,000	UBS AG GMTN, Senior Unsecured Notes, 2.35%, 3/26/20	$150,890
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	259,679
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	253,502
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	255,963
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19 (1)	110,928
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	125,504
200,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	223,853
		12,441,419

	INDUSTRIAL (0.6%)
125,000	Allegion PLC, Guaranteed Notes, 5.88%, 9/15/23	134,063
100,000	Amphenol Corp., Senior Unsecured Notes, 4.00%, 2/1/22	105,944
150,000	Ball Corp., Guaranteed Notes, 5.25%, 7/1/25 (1)	165,562
150,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	165,375
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	261,286
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.45%, 3/15/43	108,636
200,000	FedEx Corp., Guaranteed Notes, 4.55%, 4/1/46 (1)	210,085
200,000	Owens Corning, Guaranteed Notes, 3.40%, 8/15/26	197,021
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	254,924
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	256,807
		1,859,703

	TECHNOLOGY (0.5%)
250,000	Apple, Inc., Senior Unsecured Notes, 2.70%, 5/13/22	254,568
100,000	Apple, Inc., Senior Unsecured Notes, 4.25%, 2/9/47	106,062
100,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	103,873
200,000	Intel Corp., Senior Unsecured Notes, 3.30%, 10/1/21	209,129
100,000	Intel Corp., Senior Unsecured Notes, 4.25%, 12/15/42	105,811
125,000	Intel Corp., Senior Unsecured Notes, 4.10%, 5/11/47	129,405
250,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	240,594
175,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	194,717
150,000	QUALCOMM, Inc., Senior Unsecured Notes, 3.45%, 5/20/25	154,178
		1,498,337

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	UTILITIES (0.9%)
$200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	$220,045
100,000	Consumers Energy Co., 3.13%, 8/31/24 (1)	101,376
150,000	Dominion Energy, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	163,914
250,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	237,494
100,000	Exelon Corp., Senior Unsecured Notes, 4.45%, 4/15/46	103,352
200,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	212,432
250,000	FirstEnergy Corp., Series A, Senior Unsecured Notes, 2.85%, 7/15/22	249,763
250,000	Florida Power & Light Co., 4.95%, 6/1/35	289,820
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	196,738
100,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	106,502
200,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 2.95%, 3/1/26	198,613
100,000	PSEG Power LLC, Guaranteed Notes, 3.00%, 6/15/21 (1)	101,537
162,000	PSEG Power LLC, Guaranteed Notes, 4.30%, 11/15/23 (1)	170,751
200,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	202,327
250,000	Southern Co. (The), Senior Unsecured Notes, 2.95%, 7/1/23	248,398
		2,803,062

TOTAL CORPORATE BONDS & NOTES (Cost $36,017,793) (11.6%)		36,650,991

FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
150,000	Indonesia Government International Bond, Senior Unsecured Notes, 4.13%, 1/15/25 (1)(2)	154,662
311,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	322,040
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	157,500
75,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (1)	81,563
175,000	Petroleos Mexicanos, Guaranteed Notes, 6.75%, 9/21/47	176,729

Principal
Amount		Value
$250,000	Republic of Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	$267,376

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,137,637) (0.4%)		1,159,870

LONG-TERM MUNICIPAL SECURITIES (0.8%)
185,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	189,814
100,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	129,154
175,000	City of Industry CA, Taxable Sales Tax, Revenue Bonds, 6.75%, 1/1/20	195,969
200,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	239,948
200,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	203,678
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A, 3.65%, 2/1/28	201,968
150,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Revenue Bonds, Series A, 3.00%, 8/15/30	141,572
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	99,367
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	340,817
140,000	State of California, Build America Bonds, General Obligation Unlimited, 5.70%, 11/1/21	159,376
100,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	109,893
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	111,426
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	246,037

TOTAL LONG-TERM MUNICIPAL SECURITIES
(Cost $2,360,298) (0.8%)		2,369,019

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.3%)
500,000	FHLB, 2.88%, 9/11/20	518,167
500,000	FHLMC, 1.00%, 7/28/17	499,983

7

June 30, 2017

Principal Amount		Value
$500,000	FHLMC, 0.75%, 1/12/18	$498,841
500,000	FHLMC, 1.75%, 5/30/19	503,370
500,000	FHLMC, 6.25%, 7/15/32	710,771
161,415	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	159,156
249,285	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	263,194
46,698	FHLMC Gold PC Pool #C03516, 4.00%, 9/1/40	49,306
217,156	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	228,640
284,610	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	305,906
46,502	FHLMC Gold PC Pool #G06927, 5.00%, 2/1/37	50,860
19,213	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	19,825
26,406	FHLMC Gold PC Pool #J03316, 5.00%, 9/1/21	27,078
241,861	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	252,060
168,124	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	177,542
185,722	FHLMC Gold PC Pool #Q05714, 4.00%, 1/1/42	195,474
107,815	FHLMC Gold PC Pool #Q23433, 4.00%, 12/1/43	113,542
240,346	FHLMC Gold PC Pool #Q39580, 4.00%, 3/1/46	252,966
250,000	FNMA, 2.63%, 9/6/24	256,492
500,000	FNMA, 1.88%, 9/24/26	474,072
120,626	FNMA, 4.50%, 4/1/40	130,252
25,530	FNMA, 4.50%, 7/1/40	27,602
101,044	FNMA Pool #745275, 5.00%, 2/1/36	110,937
101,737	FNMA Pool #890585, 5.00%, 3/1/39	111,739
5,425	FNMA Pool #910242, 5.00%, 3/1/37	5,923
11,304	FNMA Pool #975116, 5.00%, 5/1/38	12,341
536	FNMA Pool #976734, 5.00%, 3/1/38	586
193,639	FNMA Pool #995245, 5.00%, 1/1/39	211,393
126,788	FNMA Pool #AA7720, 4.00%, 8/1/39	133,959
262,156	FNMA Pool #AB1259, 5.00%, 7/1/40	286,788
242,928	FNMA Pool #AB1796, 3.50%, 11/1/40	250,871
134,157	FNMA Pool #AB3218, 3.50%, 7/1/31	138,913
181,195	FNMA Pool #AB5024, 3.00%, 4/1/42	181,957
222,880	FNMA Pool #AB6286, 2.50%, 9/1/27	225,527
252,312	FNMA Pool #AB8144, 5.00%, 4/1/37	276,810
144,529	FNMA Pool #AC8908, 4.50%, 1/1/40	156,123
51,357	FNMA Pool #AH3226, 5.00%, 2/1/41	56,129
44,325	FNMA Pool #AH6186, 4.00%, 2/1/41	46,786
114,866	FNMA Pool #AH7205, 4.50%, 3/1/41	124,230
121,122	FNMA Pool #AH8932, 4.50%, 4/1/41	131,025
120,025	FNMA Pool #AI1019, 4.50%, 5/1/41	129,609
190,887	FNMA Pool #AJ6932, 3.00%, 11/1/26	196,464
207,142	FNMA Pool #AL7662, 4.50%, 10/1/43	224,024
106,022	FNMA Pool #AQ0287, 3.00%, 10/1/42	106,472
297,422	FNMA Pool #AQ3960, 3.00%, 8/1/28	305,472
244,224	FNMA Pool #AR0930, 2.50%, 1/1/28	247,120
121,433	FNMA Pool #AS0865, 2.50%, 10/1/28	122,831
255,674	FNMA Pool #AS1529, 3.00%, 1/1/29	262,594
31,344	FNMA Pool #AS2751, 4.50%, 6/1/44	33,666
14,300	FNMA Pool #AS3293, 4.00%, 9/1/44	15,040

Principal Amount		Value
$107,557	FNMA Pool #AS3789, 4.50%, 11/1/44	$115,452
197,433	FNMA Pool #AS5485, 4.50%, 7/1/45	211,889
186,783	FNMA Pool #AS5696, 3.50%, 8/1/45	191,957
378,392	FNMA Pool #AS5906, 3.50%, 10/1/45	388,873
61,941	FNMA Pool #AS6205, 3.50%, 11/1/45	63,657
437,771	FNMA Pool #AS6385, 4.00%, 12/1/45	460,410
243,546	FNMA Pool #AS8276, 3.00%, 11/1/46	243,390
249,976	FNMA Pool #AS8483, 3.00%, 12/1/46	249,815
34,703	FNMA Pool #AU4290, 4.00%, 9/1/43	36,526
368,795	FNMA Pool #AU7025, 3.00%, 11/1/43	370,226
32,130	FNMA Pool #AU7431, 4.50%, 11/1/43	34,461
156,541	FNMA Pool #AU8070, 3.50%, 9/1/43	161,146
574,462	FNMA Pool #AV0703, 4.00%, 12/1/43	604,458
140,043	FNMA Pool #AW5055, 3.50%, 7/1/44	144,504
151,550	FNMA Pool #AW9239, 4.50%, 8/1/44	162,858
110,856	FNMA Pool #AX1138, 3.50%, 9/1/44	113,926
232,141	FNMA Pool #AY2618, 4.00%, 3/1/45	244,146
123,423	FNMA Pool #AY2713, 4.00%, 2/1/45	129,806
102,151	FNMA Pool #AY2728, 2.50%, 2/1/30	103,046
243,561	FNMA Pool #AY9329, 4.00%, 6/1/45	256,157
160,048	FNMA Pool #AZ0176, 3.00%, 6/1/45	160,037
202,023	FNMA Pool #AZ4775, 3.50%, 10/1/45	207,618
175,478	FNMA Pool #AZ6194, 3.50%, 10/1/45	180,339
218,387	FNMA Pool #AZ9703, 3.00%, 10/1/45	218,287
423,225	FNMA Pool #BA4732, 3.50%, 12/1/45	434,948
142,202	FNMA Pool #BC4443, 3.50%, 4/1/46	146,141
469,125	FNMA Pool #BC9482, 3.00%, 7/1/46	468,823
241,795	FNMA Pool #BD8213, 3.00%, 9/1/46	241,639
198,515	FNMA Pool #MA0073, 4.50%, 5/1/29	213,328
175,997	FNMA Pool #MA2304, 4.00%, 6/1/45	185,099
227,150	FNMA Pool #MA2641, 3.00%, 6/1/46	227,004
129,469	FNMA Pool #MA3894, 4.00%, 9/1/31	137,576
156,046	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	154,650
137,634	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	134,316
1,000,000	FNMA TBA, 3.50%, 7/1/47	1,027,070
196,831	GNMA II Pool #MA1090, 3.50%, 6/20/43	204,738
112,987	GNMA II Pool #MA1448, 3.50%, 11/20/43	117,526
144,289	GNMA II Pool #MA1520, 3.00%, 12/20/43	146,304
104,217	GNMA II Pool #MA2074, 4.00%, 7/20/44	109,753
201,452	GNMA II Pool #MA2149, 4.00%, 8/20/44	212,153
41,405	GNMA II Pool #MA2304, 4.00%, 10/20/44	43,605
346,669	GNMA II Pool #MA2445, 3.50%, 12/20/44	359,637
234,019	GNMA II Pool #MA3803, 3.50%, 7/20/46	242,647
151,483	GNMA Pool #650494, 5.50%, 1/15/36	170,262

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,905,383) (6.3%)		19,850,631

U.S. TREASURY OBLIGATIONS (4.9%)

	U.S. TREASURY NOTES & BONDS (4.9%)
350,000	U.S. Treasury Bonds, 5.38%, 2/15/31	470,394
70,000	U.S. Treasury Bonds, 4.38%, 2/15/38	89,187
470,000	U.S. Treasury Bonds, 4.63%, 2/15/40	619,739

8

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$100,000	U.S. Treasury Bonds, 4.38%, 5/15/40	$127,625
200,000	U.S. Treasury Bonds, 3.75%, 8/15/41	234,164
250,000	U.S. Treasury Bonds, 2.88%, 5/15/43	252,422
250,000	U.S. Treasury Bonds, 3.63%, 8/15/43	287,598
100,000	U.S. Treasury Bonds, 3.63%, 2/15/44	115,231
100,000	U.S. Treasury Bonds, 3.38%, 5/15/44	110,473
300,000	U.S. Treasury Bonds, 3.13%, 8/15/44	316,957
350,000	U.S. Treasury Bonds, 3.00%, 11/15/44	361,156
200,000	U.S. Treasury Bonds, 2.50%, 2/15/46	186,156
127,000	U.S. Treasury Bonds, 2.50%, 5/15/46	118,155
50,000	U.S. Treasury Notes, 0.88%, 10/15/17	49,969
200,000	U.S. Treasury Notes, 1.88%, 10/31/17	200,501
500,000	U.S. Treasury Notes, 2.88%, 3/31/18	505,860
1,000,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,000,391
2,050,000	U.S. Treasury Notes, 1.00%, 9/30/19	2,030,941
500,000	U.S. Treasury Notes, 1.50%, 10/31/19	500,664
2,550,000	U.S. Treasury Notes, 1.38%, 12/15/19	2,544,622
350,000	U.S. Treasury Notes, 1.38%, 1/31/20	349,029
500,000	U.S. Treasury Notes, 1.13%, 3/31/20	494,824
100,000	U.S. Treasury Notes, 1.38%, 3/31/20	99,629
200,000	U.S. Treasury Notes, 1.13%, 4/30/20	197,797
300,000	U.S. Treasury Notes, 1.38%, 4/30/20	298,652
350,000	U.S. Treasury Notes, 1.63%, 7/31/20	350,410
150,000	U.S. Treasury Notes, 2.00%, 7/31/20	151,857
100,000	U.S. Treasury Notes, 1.38%, 4/30/21	98,723
550,000	U.S. Treasury Notes, 2.25%, 4/30/21	560,678
200,000	U.S. Treasury Notes, 2.25%, 7/31/21	203,805
200,000	U.S. Treasury Notes, 2.00%, 10/31/21	201,602
100,000	U.S. Treasury Notes, 2.00%, 2/15/22	100,750
150,000	U.S. Treasury Notes, 1.75%, 3/31/22	149,227
300,000	U.S. Treasury Notes, 1.88%, 5/31/22	299,988
50,000	U.S. Treasury Notes, 1.63%, 8/15/22	49,326
150,000	U.S. Treasury Notes, 2.00%, 11/30/22	150,316
100,000	U.S. Treasury Notes, 1.63%, 4/30/23	97,867
50,000	U.S. Treasury Notes, 2.75%, 2/15/24	52,023
300,000	U.S. Treasury Notes, 2.00%, 4/30/24	297,762
200,000	U.S. Treasury Notes, 2.00%, 5/31/24	198,391
250,000	U.S. Treasury Notes, 2.38%, 8/15/24	253,809
120,000	U.S. Treasury Notes, 2.25%, 11/15/24	120,661
250,000	U.S. Treasury Notes, 2.13%, 5/15/25	248,428
200,000	U.S. Treasury Notes, 1.63%, 2/15/26	190,078
50,000	U.S. Treasury Notes, 1.63%, 5/15/26	47,402

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,354,149) (4.9%)		15,385,239

Shares		Value

SHORT-TERM INVESTMENTS (9.3%)

	MONEY MARKET FUNDS (9.3%)
16,864,910	State Street Institutional U.S. Government Money Market Fund, Premier Class	16,864,910

Shares		Value

12,602,995	State Street Navigator Securities Lending Government Money Market Portfolio (4)	$12,602,995

TOTAL SHORT-TERM INVESTMENTS
(Cost $29,467,905) (9.3%)		29,467,905

TOTAL INVESTMENT SECURITIES (104.2%)
(Cost $248,250,324)		$328,556,752

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-4.2%)		(13,274,210)

NET ASSETS (5) (100%)		$315,282,542

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2017, the market value of the securities on loan was $12,404,414.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Securities with an aggregate market value of $12,404,414 were out on loan in exchange for $12,602,995 of cash collateral as of June 30, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $248,250,324, aggregate gross unrealized appreciation was $81,365,215, aggregate gross unrealized depreciation was $1,058,787 and the net unrealized appreciation was $80,306,428.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

9

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$215,177,677	$—	$—	$215,177,677
Asset-Backed Securities	—	3,223,482	—	3,223,482
Commercial Mortgage-Backed Securities	—	5,271,938	—	5,271,938
Corporate Bonds & Notes*	—	36,650,991	—	36,650,991
Foreign Government Obligations	—	1,159,870	—	1,159,870
Long-Term Municipal Securities*	—	2,369,019	—	2,369,019
U.S. Government Agency Obligations	—	19,850,631	—	19,850,631
U.S. Treasury Obligations	—	15,385,239	—	15,385,239
Short-Term Investments	29,467,905	—	—	29,467,905
Total Investments in Securities	$244,645,582	$83,911,170	$—	$328,556,752

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended June 30, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended June 30, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	08/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	08/29/2017